INTANGIBLE ASSETS AND GOODWILL - Schedule of Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Acquired, Finite-Lived [Line Items]
Gross Carrying Amount	$ 1,799	$ 1,725
Accumulated Amortization	(237)	(106)
Total amortization expense	1,562	1,619
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross Carrying Amount	1,862	1,796
Accumulated Amortization	(237)	(106)
Net Carrying Amount	1,625	1,690
Insurance licenses
Indefinite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	63	71
Distributor relationships
Intangible Asset, Acquired, Finite-Lived [Line Items]
Gross Carrying Amount	1,467	1,466
Accumulated Amortization	(106)	(43)
Total amortization expense	1,361	1,423
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	(106)	(43)
Trade name
Intangible Asset, Acquired, Finite-Lived [Line Items]
Gross Carrying Amount	71	71
Accumulated Amortization	(16)	(9)
Total amortization expense	55	62
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	(16)	(9)
Unpaid claims reserve intangible asset
Intangible Asset, Acquired, Finite-Lived [Line Items]
Gross Carrying Amount	103	103
Accumulated Amortization	(61)	(37)
Total amortization expense	42	66
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	(61)	(37)
Software and other
Intangible Asset, Acquired, Finite-Lived [Line Items]
Gross Carrying Amount	158	85
Accumulated Amortization	(54)	(17)
Total amortization expense	104	68
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	$ (54)	$ (17)